FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0
Financial liabilities, carrying value	1,028,063
Change in value used for calculating hedge ineffectiveness	(37,192)
Cash flow hedge reserve (AOCI)	37,192
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value		$ 0
Financial liabilities, carrying value		487,677
Change in value used for calculating hedge ineffectiveness		(27)
Cash flow hedge reserve (AOCI)		27
Cash flow hedges | Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(907)	3,048
Cash flow hedge reserve (AOCI)	907	(3,048)
Cash flow hedges | Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	608	(1,781)
Cash flow hedge reserve (AOCI)	(608)	1,781
Cash flow hedges | Foreign currency risk | Debt & interest payments
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	880,321	487,677
Change in value used for calculating hedge ineffectiveness	(12,333)	6,041
Cash flow hedge reserve (AOCI)	12,333	(6,041)
Cash flow hedges | Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	(25,716)	(12,592)
Cash flow hedge reserve (AOCI)	25,716	12,592
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial liabilities, carrying value	0	0
Change in value used for calculating hedge ineffectiveness	1,434	5,257
Cash flow hedge reserve (AOCI)	(1,434)	$ (5,257)
Fair value hedges | Foreign currency risk | Debt & interest payments
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	147,742
Change in value used for calculating hedge ineffectiveness	(278)
Cash flow hedge reserve (AOCI)	$ 278